UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22997

 NAME OF REGISTRANT:                     Oaktree Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue
                                         28th Floor
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John Sweeney, President
                                         333 South Grand Avenue
                                         28th Floor
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          855-625-3863

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Oaktree High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 DITECH HOLDING CORPORATION                                                                  Agenda Number:  934803544
--------------------------------------------------------------------------------------------------------------------------
        Security:  25501G204
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2018
          Ticker:
            ISIN:  US25501G2049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director: Thomas F.                   Mgmt          For                            For
       Marano

1b.    Election of Class I Director: Thomas G.                   Mgmt          For                            For
       Miglis

1b.    Election of Class I Director: Samuel T.                   Mgmt          For                            For
       Ramsey

2.     Approval, on a non-binding, advisory basis,               Mgmt          For                            For
       of the compensation of our named excecutive
       officers for 2017.

3.     Ratification of the appointment of Ernst & Young          Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for 2018.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Oaktree Funds
By (Signature)       /s/ John Sweeney
Name                 John Sweeney
Title                President
Date                 08/27/2018